UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  March 31, 2012

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):

[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 	Siphron Capital Management
Address:280 South Beverly Drive, suite 412
	Beverly Hills, CA 90212

13F File Number:  28-3316

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Melissa S. Sohn
Title:	Operations Manager
Phone:	310-858-7281

Signature, 		Place, 			and Date of Signing:
Melissa S. Sohn   Beverly Hills, California	May 14, 2012

Report Type (Check only one) :

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: Not Applicable.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  50

Form 13F Information Table Value Total:  $142,364

List of Other Included Managers: Not Applicable.

Form 13F INFORMATION TABLE
				     	     VALUE     QUANTITY  SH/	PUT/	INV	OTH	VTG
NAME OF ISSUER		CLASS	CUSIP	   (x$1,000)   OF SHARES PRN	CALL	DSCRN	MGR	AUT

Accenture Corp.		COM	G1151C101	226	3,500	SH	NA	SOLE	NA	SOLE
Altera Corp.		COM	021441100	159	4,000	SH	NA	SOLE	NA	SOLE
Amazon.Com, Inc.	COM	023135106	3,469	17,130	SH	NA	SOLE	NA	SOLE
Amgen Inc.		COM	031162100	3,045	44,800	SH	NA	SOLE	NA	SOLE
Anadarko		COM	032511107	3,806	48,580	SH	NA	SOLE	NA	SOLE
Analog Devices		COM	032654105	166	4,100	SH	NA	SOLE	NA	SOLE
Ansys Inc.		COM	03662Q105	208	3,200	SH	NA	SOLE	NA	SOLE
Apple Inc.		COM	037833100	7,392	12,330	SH	NA	SOLE	NA	SOLE
Autodesk, Inc.		COM	052769106	6,069	143,410	SH	NA	SOLE	NA	SOLE
BMC Software		COM	055921100	96	2,400	SH	NA	SOLE	NA	SOLE
Becton, Dickinson	COM	075887109	4,046	52,100	SH	NA	SOLE	NA	SOLE
Bristol-Myers Squibb	COM	110122108	4,496	133,200	SH	NA	SOLE	NA	SOLE
Caterpillar Inc.	COM	134429109	5,420	50,880	SH	NA	SOLE	NA	SOLE
Celgene			COM	151020104	3,260	42,050	SH	NA	SOLE	NA	SOLE
Chipotle Mexican Grill	COM	169656105	3,081	7,370	SH	NA	SOLE	NA	SOLE
Cisco Systems		COM	149123101	3,593	169,900	SH	NA	SOLE	NA	SOLE
Clarcor			COM	179895107	2,506	51,050	SH	NA	SOLE	NA	SOLE
Clorox Co.		COM	17275R102	2,599	37,810	SH	NA	SOLE	NA	SOLE
Cognizant Tech. Sol.	COM	189054109	215	2,800	SH	NA	SOLE	NA	SOLE
Costco Cos. Inc Com	COM	192446102	4,991	54,970	SH	NA	SOLE	NA	SOLE
Cummins Inc.		COM	22160K105	3,976	33,120	SH	NA	SOLE	NA	SOLE
Deere & Co.		COM	231021106	4,071	50,320	SH	NA	SOLE	NA	SOLE
Donaldson Co. Inc.	COM	244199105	4,357	121,940	SH	NA	SOLE	NA	SOLE
EMC Corp.		COM	257651109	5,206	174,220	SH	NA	SOLE	NA	SOLE
FactSet Research Sys.c.	COM	268648102	208	2,100	SH	NA	SOLE	NA	SOLE
Fastenal Co.		COM	303075105	6,600	122,000	SH	NA	SOLE	NA	SOLE
Fiserv Inc.		COM	337738108	222	3,200	SH	NA	SOLE	NA	SOLE
General Mills, Inc.	COM	370334104	3,134	79,450	SH	NA	SOLE	NA	SOLE
Google, Inc.		COM	38259P508	4,108	6,407	SH	NA	SOLE	NA	SOLE
Hewlett-Packard Co.	COM	428236103	36	1,500	SH	NA	SOLE	NA	SOLE
Int'l Business Machines	COM	459200101	3,610	17,300	SH	NA	SOLE	NA	SOLE
Intel Corp.		COM	458140100	172	6,100	SH	NA	SOLE	NA	SOLE
Intuit, Inc.		COM	461202103	4,401	73,150	SH	NA	SOLE	NA	SOLE
Johnson & Johnson	COM	478160104	3,070	46,540	SH	NA	SOLE	NA	SOLE
Kraft Foods Inc.	COM	50075N104	3,949	103,900	SH	NA	SOLE	NA	SOLE
Lauder Estee Cos Inc.	COM	518439104	5,668	91,500	SH	NA	SOLE	NA	SOLE
Linear Technology	COM	535678106	125	3,700	SH	NA	SOLE	NA	SOLE
McCormick & Co, Inc.	COM	579780206	4,044	74,290	SH	NA	SOLE	NA	SOLE
Medtronic Inc.		COM	585055106	2,907	74,170	SH	NA	SOLE	NA	SOLE
Microchip Tech.		COM	595017104	3,923	105,450	SH	NA	SOLE	NA	SOLE
Netapp Inc.		COM	64120L104	152	3,400	SH	NA	SOLE	NA	SOLE
Netflix			COM	64110L106	138	1,200	SH	NA	SOLE	NA	SOLE
PepsiCo, Inc.		COM	713448108	2,188	32,980	SH	NA	SOLE	NA	SOLE
Qualcomm Inc. COM	COM	747525103	184	2,700	SH	NA	SOLE	NA	SOLE
Texas Instruments	COM	882508104	124	3,700	SH	NA	SOLE	NA	SOLE
Union Pacific		COM	907818108	4,209	39,160	SH	NA	SOLE	NA	SOLE
United Parcel Service	COM	911312106	3,928	48,660	SH	NA	SOLE	NA	SOLE
V.F. Corporation	COM	918204108	2,612	17,890	SH	NA	SOLE	NA	SOLE
Varian Medical Systems	COM	92220P105	152	2,200	SH	NA	SOLE	NA	SOLE
Visa Inc.		COM	92826C839	6,050	51,270	SH	NA	SOLE	NA	SOLE
